Vident Core U.S. Equity Fund™
Vident Core U.S. Equity Fund™
Investment Objective
The Vident Core U.S. Equity FundTM (the “Fund”) seeks to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Equity Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Vident Core U.S. Equity Fund™ Vident Core U.S. Equity Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Vident Core U.S. Equity Fund™ Vident Core U.S. Equity Fund
Management Fees		0.55%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		0.58%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Vident Core U.S. Equity Fund™ Vident Core U.S. Equity Fund	59	186	324	726

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period January 21, 2014 (commencement of operations) through August 31, 2014, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The rules-based Index measures the performance of U.S. companies based on a principled reasoning investment framework, which seeks to identify companies with a demonstrated commitment to high standards of corporate governance, financial reporting and managerial stewardship. The Index selects a subset of these companies through a proprietary scoring system that takes into account each company’s adherence to high governance standards (principles), valuation relative to sector peers, earnings quality, growth and market sentiment. Companies are organized by sector and then weighted according to each company’s vulnerability during periods of market turbulence and its respective contribution to the overall sector’s risk.

The Index

Index construction begins by establishing an initial universe of U.S. equity securities of companies with a market capitalization greater than $500 million and meeting certain minimum liquidity requirements. The companies are organized by major market sector, and each company is assigned a score based on a variety of factors relating to governance, financial quality and management stewardship, such as asset turnover, risks associated with pending litigation, and the company’s pension liability discount rate. Companies with low relative scores within each sector are removed from the universe of eligible companies. The remaining companies comprise the Index’s eligible universe.

Within the eligible universe, companies in each sector are systematically ranked across key risk factors relating to governance, valuation, growth, quality and sentiment. Such factors include a company’s price-to-book ratio, earnings yield, changes in the number of shares outstanding and price momentum. The Index is comprised of the highest ranked companies in each sector, subject to a minimum of 10 companies per sector.

Overall sector weights are established based on the market capitalization of the initial universe at the time of each re-constitution of the Index. The following are the major market sectors included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Within each sector, constituent companies are weighted based on a rules-based risk assessment methodology, which evaluates each company’s vulnerability during periods of market turbulence and its respective contribution to the overall sector’s risk level.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it may invest in all of the component securities of the Index, but may, when the sub-adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. Exchange Traded Concepts, LLC (“ETC” or the “Adviser”), the Fund’s investment adviser, expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

•
Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long period of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

•
Large-Capitalization Investing. The Fund invests primarily in the securities of large cap companies. As a result, the Fund’s performance may be adversely affected if securities of large cap companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

•
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s net asset value (“NAV”) and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

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Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

•
Passive Investment Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

•
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

•	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

Performance
The Fund commenced operations on January 21, 2014, and therefore does not have performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Performance information is also available on the Fund’s website at www.videntfinancialsolutions.com.